Capital Structure	12 Months Ended
Dec. 31, 2012
Capital Structure
Capital Structure

11. Capital Structure

On August 27, 2010, the Company was incorporated with authorized and issued share capital of $50,000 divided into 50,000 ordinary shares of par value of US$1.0 each to Mr. Eric Ya Shen, the Chairman and chief executive officer of the Company, Mr. Arthur Xiaobo Hong, the Vice Chairman of the Board of Directors of the Company (collectively, the “Founders”) and three other investors (the “Original Investors”).

On November 22, 2010, the Company subdivided its share capital into 500,000,000 shares at par value of US$0.0001 each. On the same day, the Company redeemed and cancelled 499,990,000 issued shares owned by the existing shareholders on a pro rata basis, at par value of US$0.0001 per share. As a result of these transactions, there were 10,000 issued and outstanding ordinary shares at par value of US$0.0001 per share.

Issuance of Series A Preferred Shares

In preparation for the issuance of the Company’s Series A Preferred Shares, the Series A Preferred Shares investors entered into three loans agreements with the Chairman of the Company on July 20, 2010, October 14, 2010 and December 17, 2010, with an aggregated amount of $9,709,643. Pursuant to these three loan agreements, the entire outstanding principals had been converted into the number of Series A Preferred Shares upon issuance of such shares. During 2010, the Chairman utilized the majority of the proceeds from these three loans to finance the operation of the Company through shareholder loans (refer to note 15).

On January 24, 2011, the Company, the Series A Preferred Share investors and the Chairman of the Company entered into the Loan Assignment and Assumption Agreement, pursuant to which the Chairman of the Company assigned the entire principal of the three loan agreements entered into with the Series A Preferred Shares investors to the Company (the “Assigned Loans”).

On January 31, 2011, the Company re-designated its authorized share capital of $50,000 divided into (a) 479,787,500 ordinary shares of par value of US$0.0001 each and (b) 20,212,500 Series A Preferred Shares of par value of US$0.0001 each. On the same day, the Company issued 47,765,000 ordinary shares to its five original investors in the same proportion of their existing ownership. As a condition to the closing of the Series A Preferred Shares subscription, the Company also repurchased 1,837,500 ordinary shares from one of its Original Investors, Rapid Prince Development Limited (“Rapid Prince”), a company wholly owned by Mr. Bin Wu at an aggregate purchase price of $1,837,500 and these shares were cancelled on the same day.

On January 31, 2011, the shareholders and directors of the Company also resolved to reserve 7,350,000 ordinary shares for future issuance under the employee stock incentive plan to be adopted by the Company (the “ESOP”).

On February 21, 2011, 20,212,500 Series A Preferred Shares of US$0.0001 each were issued to investors for $20,212,781 or US$1 each. Concurrently, the Company entered into a Convertible Loan Agreement with the Series A Preferred Share investors, also the lenders of the three Assigned Loans, which converted the entire assigned loan amounts into part of the subscription price for Series A Preferred Shares upon closing.

The Assigned Loan amount was settled with the accumulated shareholders loan due from the Company to the Chairman on February 21, 2011. The rest of the subscription price of US$10,503,138 was settled in cash on February 23, 2011.

Each Series A Preferred Share were convertible, at the option of the holder, at any time after the date of issuance, into one ordinary share of the Company, subject to certain anti-dilution adjustments such as share splits and combination, adjustment for ordinary share dividends and distributions, reorganization and mergers. Each Series A Preferred Share were automatically converted into ordinary shares of the Company upon the closing of an initial public offering of the Company in the United States or on a reputable stock exchange determined by the Company, with gross proceeds to the Company of not less than $30,000,000 (the “Qualified IPO”), or in the event that holders of two-thirds of the Series A Preferred Shares then outstanding elect to convert. Each Series A Preferred Share carried such number of votes as was equal to the number of votes of ordinary shares then issuable upon the conversion of such Series A Preferred Shares, and was entitled to dividend declared or paid on ordinary shareholders on an as-if-converted basis.

Upon a liquidation event, the Series A Preferred Shares were entitled to receive out of the assets of the Company available for distribution to its members, prior and in preference to any distribution to ordinary shareholders, the amount of 120% of the Series A Preferred Shares subscription price, adjusted for certain anti-dilutive events, plus all declared but unpaid dividends and distribution on such Series A Preferred Shares. The Series A Preferred Shares were not redeemable at the option of the holders.

As another condition to the closing of the Series A Preferred Shares, the Founders and the Original Investors of the Company, entered into the Share Restriction Agreement with the Series A Preferred Share investors and the Company on February 21, 2011. Pursuant to which the Founders and the Original Investors are prohibited from transferring, selling, assigning, pledging or disposing in any way their equity interest in the Company before such shares are vested.

The shares held by the Founders were 40% vested immediately, with the remaining shares to be vested in 36 equal and continuous monthly installments for each month starting from February 21, 2011; provided that the Founders remain full-time employees of the Group at the end of such month. A total of 18,632,250 unvested share were held by the Founders as of February 21, 2011. The shares held by the Original Investors, were 25% vested on February 21, 2012, with the remaining shares to be vested in 36 equal and continuous monthly installments for each month starting from February 21, 2012. The Company had the option to repurchase the ordinary shares held by the Founders in the event a Founder ceased to be a full-time employee of the Group for any reasons. The Company had an irrevocable and exclusive option to repurchase all the unvested shares held by Founders at par value, and all the shares (including vested shares) held by the Founders at fair market value. The Founders and the Original Investors also agreed not to transfer their equity interest in the Company during the 180 day period following the effective date of the Company’s first registration statement, or such shorter periods as may be requested by the managing underwriter. The Share Restriction Agreement was terminated upon the closing of the Qualified IPO.

This Share Restriction Agreement between the Founders and the Company was accounted for as a reverse stock split follow by the grant of a restricted stock award under a stock-based compensation plan. Accordingly, the Group measured the fair value of the unvested shares of the Founders at grant date and recognizes the whole amount as compensation expense (refer to note 16(b)).

As a result of all the above transactions, the Company had an authorized capital of US$50,000 divided into (a) 479,787,500 ordinary shares of a par value of US$0.0001 each, 45,937,500 of which had been issued and outstanding, and (b) 20,212,500 Series A Preferred Shares of par value of US$0.0001 each, all of which had been issued and outstanding. All ordinary shares and per share data had been retroactively restated, unless otherwise indicated, in the accompanying consolidated financial statements and notes to the financial statements for all periods presented to reflect the impact of the above transactions.

The Group recorded the initial carrying amount of the convertible non-redeemable Series A Preferred Shares as equity at US$20,113,898, which was the total proceed from the issuance of the shares offset by the direct costs of equity issuance of US$98,883.

The fair value of Series A Preferred Shares on issuance date of February 21, 2011 was determined to be US$3.75 per share, and the fair value of ordinary shares of the Company was determined to be US$3.43 per share on that day. Series A Preferred Shareholders paid approximately US$1.00 per share.

When estimating the fair values of the ordinary shares as of the issuance date. The Group first determined its enterprise value by means of a discounted cash flow analysis. The discounted cash flow derived by management considered the Group’s future business plan, specific business and financial risks, the stage of development of the Group’s operations and economic and competitive elements affecting the Group’s business, industry and market, and with reference to equity transactions of the Company. The Group then allocated the resulting enterprise value between the ordinary shares and Series A Preferred Shares. The fair values of the shares were determined with the assistance of an independent valuation firm.

The Company recognized a deemed dividend of US$49,214,977 for the beneficial conversion feature (“BCF”) the Series A Preferred Shareholders received, which is equal to the amount of the intrinsic value of the conversion feature. The intrinsic value was calculated at the commitment date of February 21, 2011, as the difference between the effective conversion price based on the proceeds received of approximately US$1.00 per share and the fair value of the ordinary shares of US$3.43 per share into which the Series A Preferred Shares are convertible, multiplied by the number of ordinary shares into which the Series A Preferred Shares was convertible.

Issuance of Series B Preferred Shares

On April 11, 2011, in preparation for the closing of the subscription of the 8,166,667 Series B Preferred Shares, the Company re-designated its authorized capital of US$50,000 to be divided into (a) 471,620,833 ordinary shares of par value of US$0.0001 each, (b) 20,212,500 Series A Preferred Shares of par value of US$0.0001 each, and (c) 8,166,667 Series B Preferred Shares of par value of US$0.0001 each. All of the issued and outstanding 45,937,500 ordinary shares and 20,212,500 issued and outstanding Series A Preferred Shares remain unchanged. On the same date, 8,166,667 Series B Preferred Shares were issued to investors, for a total consideration of US$41,223,892 (approximately $5.05 per Series B Preferred Share).

Series B Preferred Shareholders had the same rights as Series A Preferred Shareholders as described above, except a different liquidation preference. Upon a liquidation event, and the valuation of the liquidation event was more than RMB5 billion, the holders of the Series B Preferred Shares was entitled to receive on a pro rata basis, the RMB$100 million prior to any distribution to the holders of any other class of shares. After such distribution, the holders of the Series B Preferred Shares was entitled to receive the amount equal to 135% of the Series B Preferred Shares purchase price, plus all declared but unpaid dividends and distributions on such Series B Preferred Shares. Lastly, if there were still any assets or funds, then each holder of Series A Preferred Shares were entitled to receive their distribution at 120% of the Series A purchase price as described above.

On April 11, 2011, the Company also adopted the Second Amended and Restated Memorandum and Articles of Association, which raised the amount of the Qualified IPO to an offering with gross proceeds to the Company of not less than $150,000,000. Based on the Second Amended and Restated Memorandum and Articles of Association, each Series A and B Preferred Share were automatically converted into ordinary share upon the closing of the Qualified IPO or with the written consent of the holders of two-thirds of the Series A and B Preferred Shares then outstanding.

On April 11, 2011, the Company, the Founders, the Original Investors, Series A and B Preferred Shareholders, entered into the Amended and Restated Share Restriction Agreement (the “Amended SRA”) which superseded and replaced in its entirety the Share Restriction Agreement dated February 21, 2011 (the “Original SRA”). The Amended SRA included the Series B Preferred Shareholders as an addition party to the agreement, but did not change any of the significant terms of the Original SRA.

The Group recorded the initial carrying amount of the convertible non-redeemable Series B Preferred Shares as equity at US$41,147,021, which was the total proceed from the issuance of the shares offset by the direct costs of equity issuance of US$76,871.

The fair value of Series B Preferred Shares on issuance date of April 11, 2011 was determined to be US$5.04 per share, and the fair value of ordinary shares of the Company was determined to be US$3.79 per share on that day. Series B Preferred Shareholders paid approximately US$5.05 per share. Accordingly, there is no BCF related to the issuance of Series B Preferred Shares.

The Group determined the fair value of its Series B Preferred Shares and ordinary shares on April 11, 2011 using the same methodologies as its February 21, 2011 valuations described above.

Ordinary shares transactions in June 2011

On June 15, 2011, the Chairman and two of the Original Investors, collectively through their respective investment holding companies, transferred 215,431 ordinary shares to Rapid Prince at nil consideration, to correct for an unintended error in earlier share distributions.

On the same date, Elegant Motion Holdings Limited (“Elegant Motion”), a company wholly-owned by the Chairman, transferred 1,521,007 ordinary shares of the Company to High Vivacity Holdings Limited (“High Vivacity”), a company wholly-owned by the Mr. Arthur Xiaobo Hong at nil consideration. This transaction was conducted to redistribute the Founders’ diluted shareholdings of the Company to align their original agreed upon shareholdings after taken into the effect of the dilutions incurred from the issuance of Series A and B Preferred Shares and the ESOP. As Mr. Arthur Xiaobao Hong is the Group’s Founder and has served as the Vice Chairman of the Board of Directors of the Group since its inception, the Company considers the transfer of 1,521,007 ordinary shares from Elegant Motion to High Vivacity a compensation for past services. Accordingly, the Group recognized a stock based compensation of US$6,205,709 on the date of grant based on the fair value of the Company’s ordinary share of US$4.08 per share on June 15, 2011, multiple by 1,521,007 ordinary shares transferred (refer to note 16(c)).

Further, the Company also issued 198,106 ordinary shares to Elegant Motion and 99,053 ordinary shares to High Vivacity at an aggregate price of US$1.5 million (approximately US$5.05 per share) on June 15, 2011.

Termination of the Amended SRA in December 2011

On December 8, 2011, the Company, the Founders, the Original Investors, Series A and B Preferred Shareholders, entered into the Termination Agreement to terminate the Amended SRA. Such termination of the Amended SRA was without prejudice to any rights, obligations or claims that have accrued and were outstanding as at the date of such termination. Such transaction was accounted for as a modification of the vesting conditions of the Founders’ restricted stock award (refer to note 16(b) for details).

2012 Stock Incentive Plan

In March 2012, the Company adopted the Vipshop Holdings Limited 2012 Stock Incentive Plan (the “2012 Plan”). The plan permitted the grant of options to purchase the Company’s ordinary shares, restricted shares and restricted share units as deemed appropriate by the administrator under the plan. The maximum aggregate number of shares that could be issued pursuant to the 2012 Share Incentive Plan was 9,000,000.

Initial public offering

In March 2012, upon the completion of the Company’s initial public offering, all Series A Preferred Shares and Series B Preferred Shares were automatically converted into 20,212,500 and 12,682,206 ordinary shares respectively. In addition, as part of the initial public offering, the Company issued 22,009,200 ordinary shares. The gross proceeds received were US$66,022,797 and the related issuance costs were US$3,332,962.

Exercise of stock options

During the year ended December 31, 2012, 146,316 ordinary shares were issued respectively as a result of exercises of share options by employees.